Income Taxes - Reconciliation of income tax to statutory rate (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate
Income tax benefit at the statutory rate	¥ (33,580)	¥ (8,923)	¥ (14,800)
Increase (reduction) in taxes resulting from:
Non-deductible share-based compensation expense	29,047	38,631
Deferred offering costs	(17,323)	(19,707)	(2,758)
Change in valuation allowance	15,982	(15,139)	16,503
Foreign rate difference	2,844	2,541
Disallowed losses	2,748	2,455
Non-deductible entertainment expense			809
Other	¥ 282	¥ 142	¥ 246